Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024
CURRENT ASSETS:
Cash	$ 3,077,122	$ 2,475,538
Accounts receivable, net	104,337,671	105,359,841
Merchandise inventories, net	7,375,887	4,413,880
Compensation receivable for consumption tax, current, net	5,647,824	7,133,470
Prepaid expenses and other current assets, net	12,595,794	2,748,682
TOTAL CURRENT ASSETS	136,156,174	122,166,877
Property and equipment, net	9,683,292	9,013,827
Operating lease right-of-use assets	4,746,047	3,979,727
Compensation receivable for consumption tax, non-current, net	4,022,371	2,721,034
Long-term prepaid expenses and other non-current assets, net	4,128,051	4,115,694
TOTAL ASSETS	158,735,935	141,997,159
CURRENT LIABILITIES:
Short-term borrowings	58,945,627	53,234,650
Current portion of long-term borrowings	2,067,970	1,730,796
Accounts payable	29,006,854	24,392,029
Deferred revenue	7,177,830	55,093
Taxes payable	4,958,106	9,357,482
Operating lease liabilities, current	1,691,518	1,523,222
Finance lease liabilities, current	97,860	170,553
Warrants liabilities	1,659,441	441,104
Other payables and other current liabilities	1,685,069	2,167,320
TOTAL CURRENT LIABILITIES	107,618,669	93,414,733
Operating lease liabilities, non-current	3,051,290	2,488,823
Finance lease liabilities, non-current	241,279	263,571
Long-term borrowings	5,550,731	5,636,960
Other non-current liabilities	1,641,804	1,934,927
Deferred tax liabilities, net	1,376,875	2,215,361
TOTAL LIABILITIES	119,480,648	105,954,375
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value,100,000,000 shares authorized; 42,220,206 shares and 42,220,206 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	846,116	16,716,839
Capital reserve	26,132,914	10,262,191
Retained earnings	22,393,009	21,056,780
Accumulated other comprehensive loss	(10,116,752)	(11,993,026)
TOTAL SHAREHOLDERS’ EQUITY	39,255,287	36,042,784
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	158,735,935	141,997,159
Related Party
CURRENT ASSETS:
Accounts receivable - a related party, net	3,121,338	25,704
Due from a related party	538	9,762
CURRENT LIABILITIES:
Accounts payable - a related party	310,795	299,541
Due to related parties	$ 17,599	$ 42,943